Regulatory Capital Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Actual and required Bank capital amounts
Total Capital to risk weighted assets Bank, Actual	$ 71,217	$ 67,729
Total Capital to risk weighted assets Bank, Actual, Ratio	18.00%	19.20%
Total Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes	$ 31,700	$ 28,277
Total Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes, Ratio	8.00%	8.00%
Total Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	$ 39,625	$ 35,346
Total Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	10.00%	10.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Actual	$ 67,583	$ 64,134
Tier 1 (Core) Capital to risk weighted assets Bank, Actual, Ratio	17.10%	18.10%
Tier 1 (Core) Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes	$ 23,775	$ 14,138
Tier 1 (Core) Capital to risk weighted assets Bank, Required For Capital Adequacy Purposes, Ratio	6.00%	4.00%
Tier 1 (Core) Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	$ 31,700	$ 21,207
Tier 1 (Core) Capital to risk weighted assets Bank, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	8.00%	6.00%
Tier One Common Capital	$ 67,583
Tier One Common Capital to Risk Weighted Assets	17.10%
Tier One Common Capital Required for Capital Adequacy	$ 17,831
Tier One Common Capital Required for Capital Adequacy to Risk Weighted Assets	4.50%
Tier One Common Capital Required to be Well Capitalized	$ 25,757
Tier One Common Capital Required to be Well Capitalized to Risk Weighted Assets	6.50%
Tier 1 (Core) Capital to average assets Bank	$ 67,583	$ 64,134
Tier 1 (Core) Capital to average assets Bank, Ratio	13.30%	13.00%
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes	$ 20,317	$ 19,754
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Ratio	4.00%	4.00%
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations	$ 25,397	$ 24,692
Tier 1 (Core) Capital to average assets Bank, Required For Capital Adequacy Purposes, Minimum Required To Be Well Capitalized Under Prompt Corrective Action Regulations, Ratio	5.00%	5.00%